Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 22, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC
Entity Central Index Key	0001296391
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,119,718
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012